DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 97.3%
Alabama - 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/1/37	$200,000	$243,142
Lower Alabama Gas District, Natural Gas Revenue,
Series A, 5.00%, 9/1/31	160,000	207,987
Water Works Board of the City of Birmingham/The, Water Revenue,
Sub-Series B, 5.00%, 1/1/43	25,000	29,566

(Cost $452,222)		480,695

Arizona - 2.0%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 7/1/43	500,000	621,820
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/33	35,000	43,593
Series A, 5.00%, 1/1/38	450,000	541,053
Series A, 5.00%, 1/1/39	500,000	612,615
Series A, 5.00%, 1/1/47	500,000	628,815

(Cost $2,346,514)		2,447,896

California - 19.7%
Alameda Corridor Transportation Authority,Transit Revenue,
Series B, 5.00%, 10/1/35	165,000	194,144
Bay Area Toll Authority, Highway Revenue Tolls,
3.25%, 4/1/36	260,000	279,344
4.00%, 4/1/38	25,000	28,766
Series 7, 4.00%, 4/1/42	135,000	154,004
Sub-Series S-H, 5.00%, 4/1/44	405,000	498,361
4.00%, 4/1/47	170,000	192,493
4.00%, 4/1/49	25,000	28,278
Sub-Series S-8, 3.00%, 4/1/54	300,000	309,210
Series F-1, 5.00%, 4/1/56	100,000	117,048
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,087,659
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/49	125,000	149,772
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
5.00%, 5/15/37	30,000	38,224
5.00%, 5/15/39	40,000	50,677
5.00%, 5/15/40	30,000	37,920
Series D, AMT, 5.00%, 5/15/43	125,000	151,146
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,371,743
Series C, AMT, 5.00%, 5/15/44	200,000	236,998
Series F, AMT, 3.00%, 5/15/49	330,000	337,940
Series F, AMT, 4.00%, 5/15/49	500,000	556,430
Series D, AMT, 5.00%, 5/15/49	100,000	119,571
Series C, AMT, 4.00%, 5/15/50	1,000,000	1,131,940
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 5.00%, 11/1/32	150,000	187,707
Series D, 3.00%, 11/1/50	340,000	357,921
Series C, 4.00%, 11/1/50	1,000,000	1,158,190
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/45	100,000	121,053
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Series A, 5.00%, 6/1/37	345,000	449,142
Series A, 5.00%, 7/1/42	225,000	273,575
Series A, 5.00%, 7/1/44	175,000	216,424
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/1/42	100,000	109,077
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/45	500,000	612,575
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/32	25,000	32,395
Series A, 5.00%, 7/1/42	500,000	596,370
Series A, 5.00%, 7/1/46	750,000	871,162
Series D, 5.00%, 7/1/49	100,000	123,405
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	239,576
Series A, 5.00%, Issued 4/21/16, 7/1/41	300,000	351,672
Series A, 5.00%, 7/1/50	210,000	264,917
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	32,687
Series C, 5.00%, 7/1/40	100,000	130,415
Series A, 5.00%, 10/1/45	210,000	267,681
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/1/41	990,000	1,166,151
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 4.00%, 8/15/45	400,000	468,048

San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	242,526
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 5.00%, 4/1/41	280,000	333,270
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,228,330
Series A, AMT, 5.00%, 5/1/39	50,000	61,088
AMT, 5.00%, 5/1/43	320,000	381,709
Series A, AMT, 5.00%, 5/1/44	150,000	180,957
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,473,920
Series C, 5.00%, 5/1/46	600,000	703,776
Series A, AMT, 5.00%, 5/1/47	200,000	234,114
Series D, AMT, 5.25%, 5/1/48	870,000	1,048,393
Series A, AMT, 4.00%, 5/1/49	1,300,000	1,447,173
Series A, AMT, 5.00%, 5/1/49	200,000	239,806
Series F, 5.00%, 5/1/50	900,000	1,097,604
Series E, AMT, 5.00%, 5/1/50	370,000	443,242
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	150,000	200,748
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/32	70,000	94,590

(Cost $23,911,685)		24,513,057

Colorado - 2.9%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/32	250,000	306,487
Series A, AMT, 5.00%, 12/1/34	250,000	304,303
Sub-Series A, AMT, 5.00%, 12/1/36	265,000	362,857
Series A, AMT, 5.00%, 12/1/38	320,000	384,934
Series A, AMT, 4.00%, 12/1/43	650,000	716,047
Series A, AMT, 5.00%, 12/1/43	325,000	386,272
Series A, AMT, 5.00%, 12/1/48	700,000	826,616
Sub-Series B, 5.00%, 12/1/48	40,000	48,175
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	267,390

(Cost $3,413,683)		3,603,081

Connecticut - 0.5%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/37	300,000	377,886
5.00%, 5/1/38	250,000	313,945

(Cost $703,875)		691,831

District of Columbia - 4.0%
District of Columbia Water & Sewer Authority, Water Revenue,
Series A, 5.00%, 10/1/39	245,000	290,146
Series B, 5.00%, 10/1/49	250,000	304,687
District of Columbia, Income Tax Revenue,
Series A, 5.00%, 3/1/44	500,000	627,595
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	1,107,880
Series B, 3.00%, 10/1/50	700,000	715,680
Series B, 4.00%, 10/1/53	1,350,000	1,481,072
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/1/42	365,000	436,230

(Cost $4,922,511)		4,963,290

Florida - 7.7%
Central Florida Expressway Authority, Highway Revenue Tolls,
5.00%, 7/1/38	105,000	126,086
City of Cape Coral FL Water & Sewer Revenue, Water Revenue,
5.00%, 10/1/39	150,000	182,992
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/47	100,000	123,970
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	110,950
Series A, AMT, 4.00%, 10/1/49	150,000	165,487
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44	500,000	553,220
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 10/1/40	395,000	467,317
Series A, AMT, 4.00%, 10/1/44	100,000	111,113
Series A, AMT, 5.00%, 10/1/44	100,000	120,313
Series A, AMT, 5.00%, 10/1/49	380,000	454,678
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/1/38	90,000	100,474
Series A, 4.00%, 7/1/49	500,000	573,125
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/44	165,000	186,559
Series B, 4.00%, 10/1/44	150,000	175,223
4.00%, 10/1/48	400,000	457,152
Series B, 3.00%, 10/1/49	230,000	243,266

Series B, 4.00%, 10/1/49	1,000,000	1,154,680
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/42	250,000	294,687
Series A, AMT, 5.00%, 10/1/44	165,000	199,228
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	117,050
Series A, AMT, 4.00%, 10/1/49	500,000	552,840
Sub-Series A, AMT, 5.00%, 10/1/52	500,000	583,545
Series A, AMT, 3.25%, 10/1/54	250,000	258,267
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	50,000	59,910
JEA Electric System Revenue, Electric, Power & Light Revenue,
Series 3A, 3.00%, 10/1/40	500,000	524,545
JEA Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/40	250,000	294,163
Putnam County Development Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 3/15/42	250,000	299,220
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	1,000,000	1,116,090

(Cost $9,326,243)		9,606,150

Georgia - 0.7%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	222,382
City of Atlanta GA Water & Wastewater, Water Revenue,
Series B, 5.00%, 11/1/47	250,000	302,947
Development Authority of Burke County, Electric, Power & Light Revenue,
Series D, 4.125%, 11/1/45	290,000	320,957
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	35,558
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue,
Series C, 3.25%, 7/1/39	50,000	54,374

(Cost $886,179)		936,218

Guam - 0.1%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/1/46
(Cost $130,588)	125,000	140,036

Hawaii - 0.4%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43
(Cost $448,577)	400,000	474,456

Illinois - 5.4%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/35	50,000	63,211
Series A, 4.00%, 1/1/36	250,000	290,858
Series B, 5.00%, 1/1/38	70,000	82,232
Series B, 5.00%, 1/1/39	50,000	58,618
Series D, AMT, 5.00%, 1/1/42	800,000	921,768
Series A, AMT, 4.00%, 1/1/43	40,000	44,734
Series B, 4.00%, 1/1/44	75,000	83,525
Series D, 5.00%, 1/1/47	500,000	578,360
Series B, 5.00%, 1/1/48	825,000	982,905
Series D, 5.00%, 1/1/52	210,000	242,306
Series D, AMT, 5.00%, 1/1/52	375,000	427,834
Series A, AMT, 4.375%, 1/1/53	25,000	28,208
Series B, 5.00%, 1/1/53	500,000	593,235
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/42	500,000	603,345
Series A, 4.00%, 1/1/44	340,000	384,445
Series A, 5.00%, 1/1/44	300,000	363,390
Series A, 5.00%, 1/1/45	750,000	930,930

(Cost $6,504,784)		6,679,904

Indiana - 0.3%
Indiana Finance Authority, Sewer Revenue,
Series A, 5.00%, 10/1/41	100,000	118,723
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/1/42	200,000	235,020

(Cost $336,198)		353,743

Kentucky - 0.3%
Kentucky Economic Development Finance Authority, Lease Revenue,
Series A, 4.00%, 12/1/41	255,000	288,426
Kentucky Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/39	45,000	47,565
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	10,384

(Cost $331,061)		346,375

Louisiana - 1.1%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	145,000	168,149

Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	400,000	453,104
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/1/32	450,000	495,153
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 1/1/48	250,000	285,555

(Cost $1,351,486)		1,401,961

Maryland - 1.3%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50	1,250,000	1,446,325
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/1/33	190,000	211,523

(Cost $1,689,015)		1,657,848

Massachusetts - 0.5%
Commonwealth of Massachusetts, Hotel Occupancy Tax,
5.50%, 1/1/34	100,000	134,575
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, 5.00%, 7/1/44	400,000	485,876

(Cost $610,889)		620,451

Michigan - 1.2%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/1/36	430,000	513,489
Great Lakes Water Authority Water Supply System Revenue, Water Revenue,
Series A, 5.00%, 7/1/46	125,000	147,571
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	575,000	716,301
Series A, 5.00%, 7/1/48	90,000	111,411

(Cost $1,449,229)		1,488,772

Missouri - 0.5%
Metropolitan St Louis Sewer District, Sewer Revenue,
Series A, 5.00%, 5/1/47	245,000	293,059
Missouri Joint Municipal Electric Utility Commission, Electric, Power & Light Revenue,
Series A, 5.00%, 12/1/40	235,000	278,938

(Cost $554,498)		571,997

Nevada - 1.0%
County of Clark Department of Aviation, Private Airport & Marina Revenue,
Sub-Series A-2, 5.00%, 7/1/40	50,000	59,415
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	983,959
Series B, 4.00%, 7/1/49	250,000	273,513

(Cost $1,257,323)		1,316,887

New Jersey - 2.0%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/31	10,000	12,116
Series B, 5.00%, 1/1/31	20,000	24,663
Series B, 5.00%, 1/1/32	30,000	36,862
Series A, 5.00%, 1/1/33	10,000	12,077
Series B, 5.00%, 1/1/34	130,000	158,603
Series G, 3.25%, 1/1/38	795,000	843,694
Series E, 5.00%, 1/1/45	500,000	575,105
Series A, 5.00%, 1/1/48	650,000	787,885

(Cost $2,295,383)		2,451,005

New York - 22.5%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/1/42	185,000	222,951
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	500,000	607,110
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/33	20,000	23,946
Series C-1, 3.25%, 11/15/36	230,000	240,230
Series C-1, 4.00%, 11/15/37	155,000	170,233
Series B, 5.00%, 11/15/37	900,000	1,039,230
Series D, 4.00%, 11/15/42	300,000	326,439
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	120,444
Series E, 4.00%, 11/15/45	1,000,000	1,099,520
Series C-1, 4.75%, 11/15/45	1,000,000	1,151,940
Sub-Series A, 5.00%, 11/15/45	75,000	87,551
Series D, 4.00%, 11/15/46	500,000	541,510
Series D-2, 4.00%, 11/15/48	375,000	410,164
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	708,036
Series D-3, 4.00%, 11/15/50	250,000	273,105
Series C-1, 5.00%, 11/15/50	1,110,000	1,306,925
Series A-1, 4.00%, 11/15/52	75,000	81,493
Series A-1-GROUP 2, 4.00%, 11/15/54	845,000	956,025
Series C-1, 5.25%, 11/15/55	250,000	300,275
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Sub-Series E-1, 5.00%, 2/1/34	300,000	356,658
Sub-Series E-1, 5.00%, 2/1/35	180,000	213,329

Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	241,634
Sub-Series E-1, 5.00%, 2/1/38	300,000	353,661
Sub-Series A-1, 5.00%, 5/1/40	500,000	591,945
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,529
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	107,885
Sub-Series CC-1, 5.00%, 6/15/38	500,000	607,415
Series AA, 4.00%, 6/15/40	2,090,000	2,420,910
Sub-Series EE-2, 5.00%, 6/15/40	35,000	43,119
4.00%, 6/15/42	400,000	462,700
Series AA-2, 4.00%, 6/15/42	500,000	582,175
Sub-Series CC-1, 5.00%, 6/15/46	300,000	356,172
Series DD, 5.00%, 6/15/47	1,000,000	1,198,710
Series CC, 5.00%, 6/15/48	965,000	1,145,966
Series DD-1, 5.00%, 6/15/48	300,000	360,465
Series BB-1, 4.00%, 6/15/49	200,000	228,058
Series CC-1, 4.00%, 6/15/49	200,000	228,058
Series DD-1, 5.00%, 6/15/49	400,000	480,604
Series AA-1, 3.00%, 6/15/50	245,000	253,110
Series GG-1, 4.00%, 6/15/50	605,000	693,584
Sub-Series DD-1, 4.00%, 6/15/50	850,000	974,457
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	28,167
New York Liberty Development Corp., Industrial Revenue,
2.625%, 9/15/69	300,000	303,618
New York Power Authority, Electric, Power & Light Revenue,
Series A, 3.25%, 11/15/60	2,000,000	2,123,040
Series A, 4.00%, 11/15/60	525,000	596,421
New York State Environmental Facilities Corp., Water Revenue,
5.00%, 6/15/42	50,000	60,861
Sub-Series E, 5.00%, 6/15/42	100,000	121,721
5.00%, 6/15/47	50,000	60,623
New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	485,000	581,724
AMT, 5.00%, 1/1/31	175,000	208,980
AMT, 5.00%, 1/1/32	40,000	47,574
AMT, 5.00%, 1/1/34	500,000	590,275
AMT, 4.00%, 1/1/36	270,000	297,321
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 11/1/31	700,000	906,500
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls,
Series A, 4.00%, 11/15/54	450,000	507,411

(Cost $26,917,173)		28,018,507

Ohio - 0.1%
Northeast Ohio Regional Sewer District, Sewer Revenue,
3.00%, 11/15/40	100,000	108,115
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/29	10,000	12,437
Series A, 5.00%, 6/1/30	10,000	12,404

(Cost $126,258)		132,956

Oklahoma - 0.6%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	396,095
Series A, 5.00%, 1/1/43	280,000	331,814

(Cost $686,336)		727,909

Oregon - 0.9%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 24B, AMT, 5.00%, 7/1/47	1,000,000	1,148,200
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Sub-Series A, 5.00%, 11/15/42	25,000	31,640

(Cost $1,112,280)		1,179,840

Pennsylvania - 6.3%
City of Philadelphia PA Airport Revenue,Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/47	300,000	345,906
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45	1,000,000	1,261,640
Series A, 5.00%, 10/1/48	35,000	42,127
Series A, 5.00%, 11/1/50	500,000	623,940
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/1/42	365,000	439,628
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.25%, 12/1/44	300,000	374,847
Series A, 5.00%, 12/1/48	480,000	588,864
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series B-2, 5.00%, 6/1/34	500,000	605,110
Sub-Series B-1, 5.00%, 6/1/42	100,000	117,155
Series A-2, 5.00%, 12/1/43	250,000	302,252
Series A, 5.00%, 12/1/44	250,000	307,495
Sub-Series A, 5.00%, 12/1/44	500,000	608,305
Series A-1, 5.00%, 12/1/46	900,000	1,054,107
Series A-1, 5.00%, 12/1/47	500,000	601,820
Sub-Series A, 4.00%, 12/1/49	100,000	114,170

Philadelphia Gas Works Co., Natural Gas Revenue,
Series A, 5.00%, 8/1/50	400,000	493,428

(Cost $7,742,620)		7,880,794

Puerto Rico - 0.7%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	425,000	527,620
Series N, 5.25%, 7/1/36	175,000	217,206
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	80,000	90,286
Series L, 5.25%, 7/1/41	25,000	31,409

(Cost $758,726)		866,521

South Carolina - 0.4%
South Carolina Ports Authority, Private Airport & Marina Revenue,
Series A, 3.00%, 7/1/49	100,000	104,097
South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/1/55	365,000	416,640

(Cost $482,252)		520,737

Tennessee - 2.0%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/54	550,000	609,048
Series A, 5.00%, 7/1/54	525,000	644,852
Series B, AMT, 5.00%, 7/1/54	1,000,000	1,204,950

(Cost $2,493,617)		2,458,850

Texas - 6.6%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	122,084
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 11/15/45	500,000	642,965
Series B, 5.00%, 11/15/49	625,000	784,931
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	500,000	592,690
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	603,155
Series C, 3.00%, 11/15/47	360,000	380,747
Series C, 4.00%, 11/15/49	55,000	64,347
Series B, 5.00%, 11/15/49	25,000	31,237
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/47	150,000	180,982
County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	235,020
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
4.00%, 11/1/34	35,000	41,971
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	629,781
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 3.00%, 1/1/38	500,000	536,955
Series A, 5.00%, 1/1/43	125,000	150,269
Series A, 5.00%, 1/1/48	1,500,000	1,785,600
Series B, 5.00%, 1/1/48	390,000	449,826
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	706,074
5.00%, 10/15/46	50,000	60,473
4.00%, 4/15/51	150,000	175,007

(Cost $7,961,382)		8,174,114

Utah - 1.1%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	472,380
Series A, AMT, 5.00%, 7/1/47	500,000	579,055
Series A, AMT, 5.25%, 7/1/48	225,000	268,551

(Cost $1,247,001)		1,319,986

Virginia - 2.8%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/1/41	190,000	224,950
Hampton Roads Transportation Accountability Commission, Sales Tax Revenue,
Series A, 4.00%, 7/1/55	1,000,000	1,147,350
Series A, 5.00%, 7/1/60	500,000	630,125
Virginia Small Business Financing Authority, Highway Revenue Tolls,
AMT, 5.00%, 12/31/52	550,000	634,865
AMT, 5.00%, 12/31/56	750,000	863,348

(Cost $3,426,308)		3,500,638

Washington - 1.0%
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	379,884
Port of Seattle WA, Private Airport & Marina Revenue,
Series C, AMT, 5.25%, 5/1/42	190,000	222,672
AMT, 5.00%, 4/1/44	500,000	594,645

(Cost $1,136,757)		1,197,201

Wisconsin - 0.3%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/1/30	45,000	56,003

Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44	245,000	293,260

(Cost $327,202)		349,263

TOTAL MUNICIPAL BONDS (Cost $117,339,855)		121,072,969
TOTAL INVESTMENTS - 97.3% (Cost $117,339,855)		$121,072,969
Other assets and liabilities, net - 2.7%		3,351,704

NET ASSETS - 100.0%		$124,424,673

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$121,072,969	$—	$121,072,969

TOTAL	$—	$121,072,969	$—	$121,072,969

(a)	See Schedule of Investments for additional detailed categorizations.